THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
April 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.6%

	Shares	Value
COMMUNICATION SERVICES — 14.8%
AT&T	38,700	$1,071,990
Cogent Communications Holdings	16,839	915,200
Comcast, Cl A	24,876	850,759
Frontier Communications Parent *	9,940	360,325
T-Mobile US	5,673	1,400,947
		4,599,221
ELECTRIC UTILITIES — 29.6%
Constellation Energy	4,836	1,080,556
Entergy	15,814	1,315,250
IDACORP	10,524	1,242,779
NextEra Energy	12,566	840,414
Pinnacle West Capital	12,504	1,190,131
PPL	33,568	1,225,232
TXNM Energy	24,500	1,303,400
Xcel Energy	14,100	996,870
		9,194,632
ENERGY — 9.4%
Cameco	12,800	577,920
Centrus Energy, Cl A *	3,448	238,912
DT Midstream	15,221	1,479,481
EQT	12,300	608,112
		2,904,425
GAS UTILITIES — 3.8%
Atmos Energy	7,293	1,171,475

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.0%
Talen Energy *	5,750	1,236,710

INDUSTRIALS — 13.7%

Dycom Industries *	5,132	859,867
Johnson Controls International	7,341	615,910
Old Dominion Freight Line	6,030	924,278
Quanta Services	3,490	1,021,488
Union Pacific	3,892	839,349
		4,260,892
MATERIALS — 3.7%
Linde	2,527	1,145,312
MULTI-UTILITIES — 14.3%
CenterPoint Energy	22,000	853,160
NiSource	35,366	1,383,164
Public Service Enterprise Group	15,101	1,207,023

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
April 30, 2025
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value
MULTI-UTILITIES — continued
Sempra	13,442	$998,338
		4,441,685
REAL ESTATE — 6.3%
Digital Realty Trust †	4,200	674,268
Equinix †	1,500	1,291,125
		1,965,393
TOTAL COMMON STOCK
(Cost $23,713,800)		30,919,745

SHORT-TERM INVESTMENT (A) — 0.5%

SEI Daily Income Trust Treasury II Fund, Cl F, 4.210%
(Cost $147,040)	147,040	147,040

TOTAL INVESTMENTS— 100.1%
(Cost $23,860,840)		$31,066,785

Percentages are based on Net Assets of $31,035,137.
*	Non-income producing security.
†	Real Estate Investment Trust
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

 Cl — Class

WHR-QH-001-4200

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